                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for Calendar Year or the Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Wilmington Trust Corporation
Address:   1100 North Market Street
           Wilmington, Delaware  19890

Form 13F File Number: 28-00674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. DiGregorio
Title:   Senior Vice President
Phone:   (302) 651-8378

Signature, Place, and Date of Signing:


/s/ Michael A. DiGregorio               Wilmington, DE   February 13, 2007
-------------------------------------   --------------   -----------------
Michael A. DiGregorio                   City, State      Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name:

     28-03742                           Wilmington Trust Company
     28-04464                           Wilmington Trust of Pennsylvania
     28-03740                           Wilmington Trust FSB
     28-06601                           Rodney Square Management Corporation